Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($)	Total	ZeroFox, Inc. [Member]	IDX [Member]	PIPE [Member]	Series E Redeemable Convertible Preferred Stock [Member]	Series E Redeemable Convertible Preferred Stock [Member] ZeroFox, Inc. [Member]	Series D-2 Redeemable Convertible Preferred Stock [Member]	Series D-2 Redeemable Convertible Preferred Stock [Member] ZeroFox, Inc. [Member]	Series D-1 Redeemable Convertible Preferred Stock [Member]	Series D-1 Redeemable Convertible Preferred Stock [Member] ZeroFox, Inc. [Member]	Series D Redeemable Convertible Preferred Stock [Member]	Series D Redeemable Convertible Preferred Stock [Member] ZeroFox, Inc. [Member]	Series C-1 Redeemable Convertible Preferred Stock [Member]	Series C-1 Redeemable Convertible Preferred Stock [Member] ZeroFox, Inc. [Member]	Series C Redeemable Convertible Preferred Stock [Member]	Series C Redeemable Convertible Preferred Stock [Member] ZeroFox, Inc. [Member]	Series B Redeemable Convertible Preferred Stock [Member]	Series B Redeemable Convertible Preferred Stock [Member] ZeroFox, Inc. [Member]	Series A Redeemable Convertible Preferred Stock [Member]	Series A Redeemable Convertible Preferred Stock [Member] ZeroFox, Inc. [Member]	Series Seed Redeemable Convertible Preferred Stock [Member]	Series Seed Redeemable Convertible Preferred Stock [Member] ZeroFox, Inc. [Member]	Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] ZeroFox, Inc. [Member]	Common Stock [Member]	Common Stock [Member] ZeroFox, Inc. [Member]	Common Stock [Member] IDX [Member]	Common Stock [Member] PIPE [Member]	Common Stock [Member] L&F Class A Ordinary Shares [Member]	Common Stock [Member] L&F Class B Ordinary Shares [Member]	Additional Paid in Capital [Member]	Additional Paid in Capital [Member] ZeroFox, Inc. [Member]	Additional Paid in Capital [Member] IDX [Member]	Additional Paid in Capital [Member] PIPE [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] ZeroFox, Inc. [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income [Member] ZeroFox, Inc. [Member]
Beginning balance at Jan. 31, 2021						$ 25,409,000		$ 1,451,000		$ 8,171,000		$ 21,067,000		$ 13,979,000		$ 19,899,000		$ 22,047,000		$ 10,159,000		$ 2,208,000		$ 124,390,000
Beginning balance (in shares) at Jan. 31, 2021						12,006,090		993,868		5,878,303		13,871,547		11,376,115		21,124,699		26,914,949		15,997,285		9,198,372		117,361,228
Beginning balance at Jan. 31, 2021		$ (115,529,000)																														$ 2,975,000				$ (118,381,000)		$ (123,000)
Beginning balance (in shares) at Jan. 31, 2021																										41,904,944
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion						$ 7,839,000																		$ 7,839,000
Conversion (in shares)						3,221,347																		3,221,347
Issuance of restricted stock		34,000																														34,000
Issuance of restricted stock (in shares)																										176,317
Stock-based compensation expense		662,000																														662,000
Exercise of options		202,000																														202,000
Exercise of options (in shares)																										811,666
Net loss	$ (38,439,000)	(38,439,000)																																		(38,439,000)
Foreign currency translation adjustment		(78,000)																																				(78,000)
Ending balance at Jan. 31, 2022	132,229,000				$ 33,248,000	$ 33,248,000	$ 1,451,000	$ 1,451,000	$ 8,171,000	$ 8,171,000	$ 21,067,000	$ 21,067,000	$ 13,979,000	$ 13,979,000	$ 19,899,000	$ 19,899,000	$ 22,047,000	$ 22,047,000	$ 10,159,000	$ 10,159,000	$ 2,208,000	$ 2,208,000	$ 132,229,000	$ 132,229,000
Ending balance (in shares) at Jan. 31, 2022						15,227,437		993,868		5,878,303		13,871,547		11,376,115		21,124,699		26,914,949		15,997,285		9,198,372		120,582,575
Ending balance at Jan. 31, 2022	(153,148,000)	(153,148,000)																														3,873,000				(156,820,000)		(201,000)
Ending balance (in shares) at Jan. 31, 2022																										42,892,927
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants						$ 3,043,000								$ 2,857,000										$ 5,900,000
Exercise of warrants (in shares)						539,576								506,490										1,046,066
Stock-based compensation expense		862,000																														862,000
Exercise of options		104,000																														104,000
Exercise of options (in shares)																										392,450
Net loss	(21,405,000)	(21,405,000)																																		(21,405,000)
Foreign currency translation adjustment		36,000																																				36,000
Ending balance at Aug. 03, 2022					$ 36,291,000	$ 36,291,000	$ 1,451	$ 1,451,000	$ 8,171,000	$ 8,171,000	$ 21,067,000	$ 21,067,000	$ 16,836,000	$ 16,836,000	$ 19,899,000	$ 19,899,000	$ 22,047,000	$ 22,047,000	$ 10,159,000	$ 10,159,000	$ 2,208,000	$ 2,208,000	$ 138,129,000	$ 138,129,000
Ending balance (in shares) at Aug. 03, 2022						15,767,013		993,868		5,878,303		13,871,547		11,882,605		21,124,699		26,914,949		15,997,285		9,198,372		121,628,641
Ending balance at Aug. 03, 2022	(23,825,000)	(173,551,000)																													$ 10,205,000	4,839,000			$ (34,030,000)	$ (178,225,000)		$ (165,000)
Ending balance (in shares) at Aug. 03, 2022																										43,285,377			1,006,002	4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion	1,000																								$ 1,000
Conversion (in shares)																									5,318,502				(1,006,002)	(4,312,500)
Issuance of Common Stock		$ 898,232,000	$ 304,957,000	$ 20,000,000																						$ 8,000	$ 3,000					$ 898,224,000	$ 304,954,000	$ 20,000,000
Issuance of Common Stock (in shares)																										82,030,308	27,849,942	2,000,000
Exercise of warrants	$ 7,632,000																														7,632,000
Exercise of warrants (in shares)	784,907																								784,907
Stock-based compensation expense	$ 2,500,000																														2,500,000
Exercise of options	$ 122,000																														122,000
Exercise of options (in shares)	206,476																								206,476
Net loss	$ (720,647,000)																																		(720,647,000)
Foreign currency translation adjustment	(101,000)																																				$ (101,000)
Ending balance at Jan. 31, 2023	0
Ending balance at Jan. 31, 2023	$ 488,871,000																								$ 12,000						$ 1,243,637,000				$ (754,677,000)		$ (101,000)
Ending balance (in shares) at Jan. 31, 2023																									118,190,135